Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

On April 13, 2026, the Company closed a follow-on offering with two institutional investors for the sale of 1,733,334 units (the “Units”) at a purchase price of $7.50 per Unit. Each Unit consists of one Class A ordinary share, par value $0.0001 per share, and one warrant (the “Warrant”) to purchase one and one-half (1.5) Class A ordinary shares. The gross proceeds from the offering were $13.0 million, prior to deducting placement agent fees and other offering expenses. The Company intends to utilize the net proceeds from the offering for working capital and general corporate purposes. In connection with the offering, the investors were granted the right, exercisable for a period of 45 days following the closing, to purchase up to an additional $3.0 million of Units on the same terms and conditions.

The Company has evaluated subsequent events through the date of issuance of these consolidated financial statements; there were no subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements.